Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Loss for the year	$ (46,408,453)	$ (13,207,200)	$ (32,619,381)
Adjustments to reconcile profit (loss) [abstract]
Finance income	(17,808)	(302,720)	(259,019)
Share-based compensation	35,734,452	4,703,254	24,474,191
Change in fair value of warrant liability	(386,900)	0	0
Deferred income tax provision	187,742	160,838	155,360
Cash flows from (used in) operations before changes in working capital	(10,890,967)	(8,645,828)	(8,248,849)
Change in amounts receivable	(449,674)	19,562	890,292
Change in prepaid expenses	(1,262,023)	(135,897)	1,784
Change in trade payables and accrued liabilities	1,326,764	565,410	(860,869)
Net cash used in operating activities	(11,275,900)	(8,196,753)	(8,217,642)
Cash flows from (used in) financing activities [abstract]
Initial Public Offering, net of issue costs	27,979,905	0	0
Proceeds from Reg A offering, net of share issue costs	0	0	8,348,378
Option exercise	2,057,500	2,497,500	0
Warrant exercise	1,614,750	0	0
Principal reduction in lease liability	(42,289)	0	0
Net cash from financing activities	31,609,866	2,497,500	8,348,378
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	(5,245)	(6,938)	(13,129)
Exploration and evaluation assets	(3,779,367)	(3,930,790)	(3,716,772)
Finance income	17,808	302,720	259,019
Net cash used in investing activities	(3,766,804)	(3,635,008)	(3,470,882)
Effect of exchange rate changes on cash and cash equivalents	(156,372)	(20,407)	634
NET DECREASE IN CASH AND CASH EQUIVALENTS	16,410,790	(9,354,668)	(3,339,512)
CASH AND CASH EQUIVALENTS, beginning of year	2,450,239	11,804,907	15,144,419
CASH AND CASH EQUIVALENTS, end of year	18,861,029	2,450,239	11,804,907
SUPPLEMENTAL INFORMATION:
Depreciation of assets capitalized to exploration and evaluation assets	80,580	4,526	3,577
Share-based compensation included in exploration and evaluation assets	1,682,382	127,670	368,341
Value of broker warrants issued	519,100	0	0
Right of use asset and lease liability at inception	737,506	0	0
Lease finance interest capitalized to exploration and evaluation assets	55,795	0	0
Change in receivable on Reg A offering	$ 0	$ 0	$ (1,558,540)